Income taxes (Schedule of Domestic and Foreign Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss before income taxes	$ 5,054	$ (70,910)	$ (64,853)
Domestic
Loss before income taxes	9,034	(62,905)	(58,166)
Foreign
Loss before income taxes	$ (3,980)	$ (8,005)	$ (6,687)